Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.7%
		Basic Materials: 0.6%
288,000		Albemarle Corp., 4.650%, 06/01/2027	$276,500	0.1
475,000		Ecolab, Inc., 1.650%, 02/01/2027	417,637	0.1
407,000		Ecolab, Inc., 2.700%, 11/01/2026	377,176	0.1
500,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	455,090	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	258,760	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	425,000	0.1
			2,210,163	0.6

		Communications: 1.5%
560,000	(2)	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	552,864	0.1
721,000		Amazon.com, Inc., 3.000%, 04/13/2025	696,953	0.2
370,000		AT&T, Inc., 1.700%, 03/25/2026	329,369	0.1
472,000		Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	444,648	0.1
213,000		British Telecommunications PLC, 4.500%, 12/04/2023	211,190	0.1
399,000		Fox Corp., 4.030%, 01/25/2024	394,354	0.1
447,000	(1)	Meta Platforms, Inc., 3.500%, 08/15/2027	418,447	0.1
36,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	35,317	0.0
653,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	616,093	0.2
368,000	(1)	NTT Finance Corp., 4.142%, 07/26/2024	363,265	0.1
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	184,712	0.0
460,000	(1)	Sky Ltd., 3.750%, 09/16/2024	449,142	0.1
194,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	173,859	0.0
271,000		Verizon Communications, Inc., 0.850%, 11/20/2025	237,815	0.1
272,000		Verizon Communications, Inc., 3.500%, 11/01/2024	265,551	0.1
259,000		Walt Disney Co/The, 4.000%, 10/01/2023	257,802	0.1
			5,631,381	1.5

		Consumer, Cyclical: 2.5%
358,000	(1),(2)	7-Eleven, Inc., 0.950%, 02/10/2026	309,136	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	494,917	0.1
140,000		American Honda Finance Corp., 1.300%, 09/09/2026	122,103	0.0
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	387,634	0.1
236,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	222,607	0.1
505,000	(1)	BMW US Capital LLC, 3.250%, 04/01/2025	482,893	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	418,697	0.1
710,000	(1)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	674,717	0.2
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	236,794	0.1
159,760		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	134,095	0.0
266,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	258,187	0.1
418,000		General Motors Financial Co., Inc., 2.350%, 02/26/2027	355,241	0.1
305,000		General Motors Financial Co., Inc., 3.800%, 04/07/2025	290,787	0.1
408,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	397,513	0.1
270,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	232,096	0.1
226,000		Home Depot, Inc./The, 2.700%, 04/15/2025	215,829	0.1
532,000		Honda Motor Co. Ltd., 2.534%, 03/10/2027	481,874	0.1
462,000	(1)	Hyundai Capital America, 1.300%, 01/08/2026	400,118	0.1
187,000		Lowe's Cos, Inc., 3.350%, 04/01/2027	173,462	0.0
725,800	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	711,748	0.2
423,000		Ross Stores, Inc., 4.600%, 04/15/2025	419,423	0.1
474,000		Toyota Motor Corp., 0.681%, 03/25/2024	447,425	0.1
10,584		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	10,025	0.0
210,505		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	204,077	0.0
288,000		Walmart, Inc., 3.950%, 09/09/2027	279,910	0.1
421,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	377,194	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

629,000		WW Grainger, Inc., 1.850%, 02/15/2025	590,211	0.2
			9,328,713	2.5

		Consumer, Non-cyclical: 3.5%
440,000		AbbVie, Inc., 2.300%, 11/21/2022	438,964	0.1
317,000		AbbVie, Inc., 2.600%, 11/21/2024	301,901	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	164,718	0.0
500,000		Altria Group, Inc., 2.350%, 05/06/2025	463,652	0.1
144,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	141,711	0.0
644,000		BAT International Finance PLC, 1.668%, 03/25/2026	557,401	0.2
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	355,202	0.1
506,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	449,593	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	528,599	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	213,406	0.1
160,000	(1)	Cargill, Inc., 3.500%, 04/22/2025	154,495	0.0
195,000	(1)	Cargill, Inc., 3.625%, 04/22/2027	185,508	0.1
274,000		Cigna Corp., 1.250%, 03/15/2026	240,287	0.1
473,000		Conagra Brands, Inc., 0.500%, 08/11/2023	455,861	0.1
233,000	(1)	CSL Finance PLC, 3.850%, 04/27/2027	220,805	0.1
485,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	484,014	0.1
587,000	(1),(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	556,225	0.2
385,000		Elevance Health, Inc., 3.500%, 08/15/2024	376,882	0.1
258,000		Global Payments, Inc., 1.200%, 03/01/2026	222,328	0.1
262,000		Humana, Inc., 0.650%, 08/03/2023	253,083	0.1
206,000		Illumina, Inc., 0.550%, 03/23/2023	201,779	0.1
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	386,390	0.1
433,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	430,769	0.1
334,000	(1)	Nestle Holdings, Inc., 1.150%, 01/14/2027	288,502	0.1
510,000	(1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	495,412	0.1
448,000	(2)	PepsiCo, Inc., 3.600%, 02/18/2028	423,892	0.1
465,000		PerkinElmer, Inc., 0.850%, 09/15/2024	431,605	0.1
129,000		RELX Capital, Inc., 3.500%, 03/16/2023	128,206	0.0
675,000		Royalty Pharma PLC, 0.750%, 09/02/2023	646,700	0.2
461,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	413,877	0.1
702,000		Stryker Corp., 0.600%, 12/01/2023	668,885	0.2
121,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	115,511	0.0
470,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	428,400	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	158,628	0.0
323,000		UnitedHealth Group, Inc., 3.375%, 04/15/2027	304,600	0.1
314,000		UnitedHealth Group, Inc., 3.700%, 05/15/2027	299,124	0.1
550,000		Viatris, Inc., 1.650%, 06/22/2025	489,563	0.1
			13,076,478	3.5

		Energy: 1.6%
331,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	291,366	0.1
580,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	529,344	0.1
500,000	(2)	Chevron USA, Inc., 0.426%, 08/11/2023	483,405	0.1
614,000		Enbridge, Inc., 0.550%, 10/04/2023	587,348	0.2
634,000		Energy Transfer L.P., 4.250%, 03/15/2023	632,473	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	447,873	0.1
395,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	342,567	0.1
306,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	302,996	0.1
326,000		Phillips 66, 3.850%, 04/09/2025	316,270	0.1
191,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	186,435	0.0
495,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	433,287	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	498,725	0.1
379,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	368,719	0.1
270,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	249,044	0.1
467,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	462,763	0.1
			6,132,615	1.6

		Financial: 18.3%
393,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	359,389	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

410,000		Aflac, Inc., 1.125%, 03/15/2026	361,829	0.1
525,000	(1)	AIG Global Funding, 0.900%, 09/22/2025	463,060	0.1
433,000		Ally Financial, Inc., 3.875%, 05/21/2024	423,352	0.1
536,000		American Express Co., 2.500%, 07/30/2024	513,802	0.1
258,000		American Tower Corp., 3.500%, 01/31/2023	257,241	0.1
326,000		American Tower Corp., 3.650%, 03/15/2027	298,534	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	223,694	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	481,660	0.1
330,000		Assurant, Inc., 4.200%, 09/27/2023	328,347	0.1
738,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	715,135	0.2
475,000	(1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	425,440	0.1
400,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 5.862%, 09/14/2026	390,546	0.1
1,204,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,145,342	0.3
1,531,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,424,071	0.4
425,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	389,069	0.1
186,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	161,335	0.0
496,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	455,014	0.1
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	911,248	0.2
460,000	(3)	Bank of America Corp., 3.384%, 04/02/2026	434,747	0.1
123,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	109,373	0.0
358,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	355,268	0.1
301,000	(3)	Bank of America Corp., 4.376%, 04/27/2028	282,416	0.1
447,000	(3)	Bank of America Corp., 4.827%, 07/22/2026	437,318	0.1
733,000	(3)	Bank of New York Mellon Corp./The, 3.430%, 06/13/2025	714,727	0.2
179,000	(3)	Bank of New York Mellon Corp./The, 4.414%, 07/24/2026	175,030	0.0
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	414,178	0.1
473,000	(2)	Bank of Nova Scotia/The, 0.700%, 04/15/2024	443,317	0.1
468,000		Bank of Nova Scotia/The, 1.450%, 01/10/2025	430,530	0.1
401,000		Bank of Nova Scotia/The, 3.450%, 04/11/2025	384,524	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	353,985	0.1
463,000	(3)	Barclays PLC, 1.007%, 12/10/2024	436,047	0.1
277,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	263,117	0.1
420,000	(1)	BPCE SA, 1.000%, 01/20/2026	363,299	0.1
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	248,917	0.1
1,120,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,107,936	0.3
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	344,881	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	375,554	0.1
424,000	(2)	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	391,875	0.1
358,000		Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	342,017	0.1
182,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	175,888	0.0
261,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	221,957	0.1
520,000		Capital One Financial Corp., 3.200%, 01/30/2023	518,087	0.1
444,000	(3)	Capital One Financial Corp., 4.166%, 05/09/2025	432,193	0.1
261,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	246,942	0.1
473,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	438,582	0.1
388,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	379,786	0.1
374,000	(1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	342,097	0.1
298,000		Credit Suisse AG/New York NY, 0.520%, 08/09/2023	285,504	0.1
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	214,542	0.1
1,246,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,190,167	0.3
467,000	(1),(3)	Danske Bank A/S, 0.976%, 09/10/2025	423,184	0.1
279,000	(1),(3)	Danske Bank A/S, 3.773%, 03/28/2025	268,492	0.1
257,000	(1),(3)	Danske Bank A/S, 4.298%, 04/01/2028	229,071	0.1
467,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	444,969	0.1
259,000		Discover Financial Services, 3.950%, 11/06/2024	252,670	0.1
465,000	(1),(3)	DNB Bank ASA, 2.968%, 03/28/2025	448,823	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

475,000		Equinix, Inc., 1.250%, 07/15/2025	425,245	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	383,431	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	281,739	0.1
356,000	(1)	Five Corners Funding Trust, 4.419%, 11/15/2023	352,883	0.1
490,000	(1)	GA Global Funding Trust, 3.850%, 04/11/2025	466,227	0.1
236,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	224,090	0.1
278,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	241,516	0.1
257,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	247,939	0.1
480,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	457,770	0.1
746,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	705,270	0.2
531,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	472,646	0.1
519,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	480,176	0.1
335,000	(3)	HSBC Holdings PLC, 4.180%, 12/09/2025	320,658	0.1
441,000	(3)	ING Groep NV, 4.017%, 03/28/2028	400,939	0.1
449,000		Intercontinental Exchange, Inc., 4.000%, 09/15/2027	426,260	0.1
566,000		Jackson Financial, Inc., 1.125%, 11/22/2023	541,403	0.1
654,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	605,932	0.2
1,340,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,240,491	0.3
565,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	478,422	0.1
389,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	379,879	0.1
830,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	756,712	0.2
48,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	45,033	0.0
474,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	441,198	0.1
537,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	529,859	0.1
27,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	25,502	0.0
252,000		KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	241,626	0.1
424,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	410,718	0.1
176,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	169,794	0.0
480,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	449,546	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	456,658	0.1
430,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	410,307	0.1
415,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	382,101	0.1
365,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	332,612	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	289,785	0.1
276,000	(3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	272,475	0.1
392,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	374,504	0.1
304,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	285,787	0.1
620,000		Mizuho Financial Group, Inc., 3.627%, (US0003M + 0.630%), 05/25/2024	614,211	0.2
665,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	649,081	0.2
1,056,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	972,582	0.3
1,056,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	989,830	0.3
766,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	698,546	0.2
121,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	103,200	0.0
371,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	324,653	0.1
353,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	329,175	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	842,774	0.2
496,000		Morgan Stanley, 4.000%, 07/23/2025	480,482	0.1
224,000	(3)	Morgan Stanley, 4.679%, 07/17/2026	218,233	0.1
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	328,433	0.1
324,000		National Australia Bank Ltd./New York, 3.500%, 06/09/2025	312,755	0.1
684,000	(3)	National Bank of Canada, 0.550%, 11/15/2024	647,862	0.2
349,000		National Bank of Canada, 0.750%, 08/06/2024	322,320	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	344,291	0.1
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	230,532	0.1
213,000	(1)	Nationwide Building Society, 1.500%, 10/13/2026	181,386	0.0
399,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	395,533	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

417,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	407,327	0.1
327,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	318,144	0.1
395,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	368,001	0.1
293,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	258,760	0.1
324,000	(1)	Nordea Bank Abp, 3.600%, 06/06/2025	310,009	0.1
480,000	(1)	Nordea Bank Abp, 5.375%, 09/22/2027	468,456	0.1
587,000		Old Republic International Corp., 4.875%, 10/01/2024	586,477	0.2
498,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	477,440	0.1
207,000	(1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	186,154	0.0
265,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	232,495	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	462,864	0.1
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	490,931	0.1
384,000	(2)	Royal Bank of Canada, 1.150%, 06/10/2025	346,951	0.1
284,000		Royal Bank of Canada, 1.150%, 07/14/2026	245,190	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	276,134	0.1
466,000		Royal Bank of Canada, 1.600%, 01/21/2025	431,972	0.1
345,000	(2)	Royal Bank of Canada, 1.950%, 01/17/2023	343,005	0.1
225,000		Royal Bank of Canada, 2.953%, (US0003M + 0.660%), 10/05/2023	225,290	0.1
640,000		Royal Bank of Canada, 3.375%, 04/14/2025	616,386	0.2
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	548,346	0.1
336,000		Royal Bank of Canada, 4.650%, 01/27/2026	327,239	0.1
440,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	419,038	0.1
954,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	917,853	0.2
619,000	(1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	569,291	0.2
464,000	(1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	446,848	0.1
477,000	(1),(3)	Societe Generale SA, 2.226%, 01/21/2026	430,344	0.1
402,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	376,862	0.1
288,000	(1),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	244,101	0.1
475,000	(1)	Standard Chartered PLC, 3.950%, 01/11/2023	472,452	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	300,005	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	339,458	0.1
465,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	426,426	0.1
800,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	776,681	0.2
468,000	(1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	450,520	0.1
425,000	(1)	Swedbank AB, 0.600%, 09/25/2023	406,669	0.1
371,000	(1)	Swedbank AB, 3.356%, 04/04/2025	354,997	0.1
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	524,086	0.1
467,000	(2)	Toronto-Dominion Bank/The, 0.700%, 09/10/2024	430,509	0.1
621,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	558,746	0.1
468,000		Toronto-Dominion Bank/The, 1.450%, 01/10/2025	433,729	0.1
454,000		Toronto-Dominion Bank/The, 3.766%, 06/06/2025	439,076	0.1
369,000	(1)	UBS AG/London, 0.700%, 08/09/2024	341,120	0.1
600,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	579,106	0.2
372,000	(1),(3)	UBS Group AG, 4.488%, 05/12/2026	358,723	0.1
464,000	(1),(3)	UBS Group AG, 4.490%, 08/05/2025	452,837	0.1
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	275,664	0.1
115,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	105,953	0.0
518,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	483,948	0.1
406,000	(3)	Wells Fargo & Co., 3.908%, 04/25/2026	388,328	0.1
			68,874,071	18.3

		Industrial: 1.5%
355,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	343,107	0.1
388,000		Boeing Co/The, 4.875%, 05/01/2025	378,966	0.1
423,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	411,375	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	215,618	0.0
392,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	364,312	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

386,000		Honeywell International, Inc., 1.350%, 06/01/2025	355,711	0.1
651,000		Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	628,021	0.2
335,000		John Deere Capital Corp., 2.050%, 01/09/2025	315,991	0.1
184,000		John Deere Capital Corp., 2.125%, 03/07/2025	173,336	0.0
138,000		John Deere Capital Corp., 2.350%, 03/08/2027	124,680	0.0
435,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	431,257	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	382,237	0.1
305,000		Rockwell Automation, Inc., 0.350%, 08/15/2023	294,418	0.1
350,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	292,008	0.1
373,000		Sonoco Products Co., 2.250%, 02/01/2027	330,857	0.1
713,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	666,268	0.2
			5,708,162	1.5

		Technology: 1.6%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	224,199	0.1
173,000		Apple, Inc., 1.125%, 05/11/2025	158,873	0.0
449,000		Apple, Inc., 2.750%, 01/13/2025	432,055	0.1
290,000		CGI, Inc., 1.450%, 09/14/2026	251,084	0.1
457,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	428,897	0.1
268,000	(2)	Fidelity National Information Services, Inc., 4.700%, 07/15/2027	258,368	0.1
245,000		Fiserv, Inc., 2.750%, 07/01/2024	235,180	0.1
198,000		HP, Inc., 2.200%, 06/17/2025	183,488	0.0
430,000		Intel Corp., 3.750%, 08/05/2027	408,813	0.1
446,000		International Business Machines Corp., 4.000%, 07/27/2025	437,626	0.1
255,000		International Business Machines Corp., 6.500%, 01/15/2028	271,424	0.1
465,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	374,064	0.1
473,000		Oracle Corp., 1.650%, 03/25/2026	414,864	0.1
288,000	(2)	Oracle Corp., 2.500%, 04/01/2025	268,616	0.1
470,000		Oracle Corp., 2.650%, 07/15/2026	423,430	0.1
500,000		Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	480,299	0.1
307,000		VMware, Inc., 1.000%, 08/15/2024	284,370	0.1
408,000		VMware, Inc., 1.400%, 08/15/2026	349,430	0.1
215,000		Workday, Inc., 3.500%, 04/01/2027	199,187	0.0
			6,084,267	1.6

		Utilities: 3.6%
475,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	456,575	0.1
475,000	(2)	Alabama Power Co., 3.750%, 09/01/2027	448,741	0.1
502,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	481,016	0.1
245,000		American Electric Power Co., Inc., 2.031%, 03/15/2024	234,641	0.1
213,000	(1)	Aquarion Co., 4.000%, 08/15/2024	207,660	0.0
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	412,125	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	402,376	0.1
279,000		Black Hills Corp., 1.037%, 08/23/2024	257,905	0.1
500,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	497,273	0.1
448,000	(3)	DTE Energy Co., 4.220%, 11/01/2024	439,793	0.1
380,000		Duke Energy Corp., 4.300%, 03/15/2028	358,197	0.1
385,000	(2)	Duke Energy Ohio, Inc., 3.800%, 09/01/2023	381,659	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	286,577	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	289,775	0.1
555,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	515,094	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	249,212	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	247,909	0.1
277,000		Eversource Energy, 2.900%, 03/01/2027	251,757	0.1
485,000		Interstate Power and Light Co., 3.250%, 12/01/2024	468,724	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	69,123	0.0
428,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	395,603	0.1
325,000		National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	304,516	0.1
473,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	411,099	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

271,000		NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	262,343	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	324,048	0.1
462,000		NiSource, Inc., 0.950%, 08/15/2025	410,506	0.1
328,000	(1)	NRG Energy, Inc., 3.750%, 06/15/2024	315,500	0.1
284,000		OGE Energy Corp., 0.703%, 05/26/2023	276,578	0.1
850,000		PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	801,586	0.2
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	477,632	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	294,957	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	356,403	0.1
646,000		Southern Co/The, 0.600%, 02/26/2024	608,129	0.1
272,000	(1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	261,460	0.1
273,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	265,509	0.1
43,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	42,876	0.0
61,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	60,521	0.0
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	149,590	0.0
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	627,267	0.2
		13,602,255		3.6

	Total Corporate Bonds/Notes
	(Cost $138,739,516)		130,648,105	34.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
463,139	(1),(3)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	441,721	0.1
937,865		Fannie Mae REMICS 2006-43-FJ, 3.494%, (US0001M + 0.410%), 06/25/2036	930,593	0.3
368,179		Fannie Mae REMICS 2007-14 PF, 3.274%, (US0001M + 0.190%), 03/25/2037	360,891	0.1
236,899		Fannie Mae REMICS 2010-123 FL, 3.514%, (US0001M + 0.430%), 11/25/2040	235,505	0.1
644,177		Fannie Mae REMICS 2010-136 FG, 3.584%, (US0001M + 0.500%), 12/25/2030	643,943	0.2
890,990		Fannie Mae REMICS 2011-51 FM, 3.734%, (US0001M + 0.650%), 06/25/2041	892,291	0.2
665,244		Fannie Mae REMICS 2011-68 F, 3.354%, (US0001M + 0.270%), 07/25/2031	664,105	0.2
91,381		Fannie Mae REMICS 2011-96 FN, 3.584%, (US0001M + 0.500%), 10/25/2041	90,996	0.0
17,583	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	16,164	0.0
279,683	(1),(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	237,445	0.1
486,399		Freddie Mac REMICS 3626 FA, 3.468%, (US0001M + 0.650%), 05/15/2036	487,178	0.1
307,927		Freddie Mac REMICS 4508 CF, 3.218%, (US0001M + 0.400%), 09/15/2045	305,055	0.1
1,439,041		Ginnie Mae Series 2012-H11 FA, 3.057%, (US0001M + 0.700%), 02/20/2062	1,433,373	0.4
1,613,907		Ginnie Mae Series 2012-H31 FD, 2.697%, (US0001M + 0.340%), 12/20/2062	1,597,038	0.4
789,646		Ginnie Mae Series 2014-H05 FB, 2.957%, (US0001M + 0.600%), 12/20/2063	786,303	0.2
1,909,898		Ginnie Mae Series 2015-H30 FE, 2.957%, (US0001M + 0.600%), 11/20/2065	1,895,580	0.5
2,241,314		Ginnie Mae Series 2016-H06 FD, 3.277%, (US0001M + 0.920%), 07/20/2065	2,232,964	0.6
659,798		Ginnie Mae Series 2016-H07 FK, 3.357%, (US0001M + 1.000%), 03/20/2066	654,663	0.2
501,906		Ginnie Mae Series 2016-H08 FT, 3.077%, (US0001M + 0.720%), 02/20/2066	500,076	0.1
1,791,043		Ginnie Mae Series 2016-H16 FE, 3.155%, (US0012M + 0.380%), 06/20/2066	1,757,010	0.5
484,757		Ginnie Mae Series 2017-H09 FG, 2.827%, (US0001M + 0.470%), 03/20/2067	480,381	0.1
490,214		Ginnie Mae Series 2018-H04 FM, 2.657%, (US0001M + 0.300%), 03/20/2068	484,473	0.1
1,447,037		Ginnie Mae Series 2019-H02 FA, 2.807%, (US0001M + 0.450%), 01/20/2069	1,429,566	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

874,076		Ginnie Mae Series 2020-H09 NF, 3.607%, (US0001M + 1.250%), 04/20/2070	881,506	0.2
17,479	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	16,433	0.0
690,261	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 A4, 2.500%, 09/25/2051	544,614	0.1
211,266	(1),(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	193,009	0.1
328,429	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	259,129	0.1
574,951	(1),(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	453,635	0.1
726,858	(1),(3)	Rate Mortgage Trust 2021-J2 A31, 2.500%, 08/25/2051	573,489	0.2
184,137	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.903%, 11/25/2044	168,560	0.0
62,785	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	58,793	0.0
92,541	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.468%, 06/25/2034	88,643	0.0
197,149	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	162,822	0.0

	Total Collateralized Mortgage Obligations
	(Cost $22,793,773)		21,957,947	5.8

U.S. TREASURY OBLIGATIONS: 31.8%
		U.S. Treasury Notes: 31.8%
3,652,600		0.125%,05/31/2023	3,557,976	0.9
1,808,200		0.500%,11/30/2023	1,730,928	0.5
1,815,800		0.875%,01/31/2024	1,734,869	0.5
189,400		1.250%,11/30/2026	168,581	0.0
107,900		1.500%,01/31/2027	96,748	0.0
128,900		1.500%,11/30/2028	111,131	0.0
23,713,100		1.625%,10/31/2023	23,049,874	6.1
642,000		2.750%,08/15/2032	587,129	0.2
1,083,000	(2)	3.125%,08/31/2027	1,039,003	0.3
382,000		3.125%,08/31/2029	362,631	0.1
1,916,000	(2)	3.250%,08/31/2024	1,881,572	0.5
43,104,000		3.500%,09/15/2025	42,228,450	11.2
43,482,000		4.250%,09/30/2024	43,505,779	11.5

	Total U.S. Treasury Obligations
	(Cost $121,286,878)		120,054,671	31.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.8%
2,000,000	(1)	BHMS 2018-ATLS D, 5.068%, (US0001M + 2.250%), 07/15/2035	1,877,809	0.5
3,500,000	(1)	BPR Trust 2021-WILL C, 6.818%, (US0001M + 4.000%), 06/15/2038	3,319,991	0.9
1,500,000	(1)	BXMT 2021-FL4 D Ltd., 5.068%, (US0001M + 2.250%), 05/15/2038	1,388,356	0.4
955,000		COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	950,884	0.3
1,705,000	(3)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,690,287	0.5
2,520,000	(1)	CSWF 2021-SOP2 D, 5.135%, (US0001M + 2.317%), 06/15/2034	2,348,965	0.6
23,398		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	23,183	0.0
4,662	(3)	Ginnie Mae 2015-21 AF, 2.450%, 07/16/2048	4,574	0.0
24,883		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	24,544	0.0
71,499		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	69,871	0.0
25,661		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	25,089	0.0
82,989		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	80,165	0.0
120,358		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	116,814	0.0
94,805		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	93,087	0.0
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	500,312	0.1
1,820,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.357%, 11/15/2045	1,741,208	0.5
1,630,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.049%, 01/15/2047	1,567,493	0.4
900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.807%, 04/15/2047	824,141	0.2
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.206%, 07/15/2046	1,239,524	0.3
278,722		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	267,629	0.1
500,000	(1)	PFP 2021-8 Ltd. E, 5.439%, (US0001M + 2.500%), 08/09/2037	475,950	0.1
1,168,464	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 5.234%, (US0001M + 2.150%), 02/25/2035	1,161,698	0.3
610,912	(1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	610,157	0.2
4,000,000	(1)	VMC Finance 2021-FL4 C LLC, 5.243%, (US0001M + 2.250%), 06/16/2036	3,730,121	1.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

5,720,000	(3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.090%, 06/15/2046	5,272,494	1.4

	Total Commercial Mortgage-Backed Securities
	(Cost $31,597,829)		29,404,346	7.8

ASSET-BACKED SECURITIES: 17.7%
		Automobile Asset-Backed Securities: 3.9%
129,305		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	129,293	0.0
280,921		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	280,173	0.1
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	872,845	0.2
1,350,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,318,886	0.4
550,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	510,727	0.1
380,540		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	374,052	0.1
372,707		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	371,828	0.1
300,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	271,625	0.1
750,000		CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	680,776	0.2
750,000		Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	727,333	0.2
708,896		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	706,645	0.2
817,591		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	811,369	0.2
750,000		Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	683,376	0.2
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	443,154	0.1
500,000		GM Financial Automobile Leasing Trust 2022-3 A4, 4.110%, 08/20/2026	491,008	0.1
35,098		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	35,063	0.0
37,361		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	37,322	0.0
398,533		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	396,705	0.1
850,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	766,229	0.2
345,112	(1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	330,321	0.1
227,473		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	227,424	0.1
400,000	(1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	375,470	0.1
472,691		Santander Drive Auto Receivables Trust 2020-1 C, 4.110%, 12/15/2025	471,430	0.1
572,378		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	569,502	0.2
1,100,000		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	1,085,717	0.3
600,000		Santander Drive Auto Receivables Trust 2022-4 A3, 4.140%, 02/16/2027	593,080	0.2
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	939,815	0.2
		14,501,168		3.9

		Credit Card Asset-Backed Securities: 0.7%
1,500,000		American Express Credit Account Master Trust 2022-3 A, 3.750%, 08/15/2027	1,462,588	0.4
1,350,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,270,110	0.3
		2,732,698		0.7

		Other Asset-Backed Securities: 12.2%
800,000	(1)	AGL CLO 13 Ltd. 2021-13A A1, 3.870%, (US0003M + 1.160%), 10/20/2034	765,110	0.2
2,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 3.870%, (US0003M + 1.130%), 10/17/2034	1,911,468	0.5
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 3.880%, (US0003M + 1.170%), 10/20/2031	818,350	0.2
100,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 4.668%, (US0001M + 1.850%), 08/15/2034	96,307	0.0
750,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 5.718%, (US0001M + 2.900%), 11/15/2036	712,424	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,000,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 E Ltd., 6.218%, (US0001M + 3.400%), 11/15/2036	1,901,770	0.5
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.742%, (US0003M + 1.230%), 01/15/2030	673,934	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 4.090%, (US0003M + 1.350%), 07/18/2029	243,152	0.1
1,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.862%, (US0003M + 1.350%), 01/15/2033	969,453	0.3
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 4.138%, (US0003M + 1.400%), 04/19/2034	472,839	0.1
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 3.850%, (US0003M + 1.140%), 01/20/2031	243,923	0.1
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.955%, (US0003M + 1.050%), 05/15/2031	480,086	0.1
1,200,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 3.850%, (US0003M + 1.140%), 04/20/2034	1,144,674	0.3
800,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 4.110%, (US0003M + 1.400%), 07/20/2031	758,800	0.2
850,000	(1)	Carlyle US CLO 2020-2A A1R Ltd., 3.923%, (US0003M + 1.140%), 01/25/2035	810,206	0.2
1,550,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 4.110%, (US0003M + 1.400%), 04/20/2034	1,481,488	0.4
1,000,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 3.943%, (US0003M + 1.160%), 07/23/2034	951,044	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 3.890%, (US0003M + 1.150%), 10/17/2031	585,133	0.2
900,000	(1)	CIFC Funding 2020-2A AR Ltd., 3.880%, (US0003M + 1.170%), 10/20/2034	865,354	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.910%, (US0003M + 1.200%), 10/20/2030	586,957	0.2
550,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	515,962	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.890%, (US0003M + 1.180%), 10/20/2030	244,717	0.1
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 4.105%, (US0003M + 1.200%), 08/15/2030	473,602	0.1
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.960%, (US0003M + 1.250%), 01/20/2030	284,544	0.1
620,199	(1)	Elevation CLO 2014-2A A1R Ltd., 3.820%, (TSFR3M + 1.230%), 10/15/2029	613,960	0.2
450,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 3.840%, (US0003M + 1.130%), 07/20/2034	431,520	0.1
2,000,000	(1)	FS RIALTO 2021-FL2 E, 6.389%, (US0001M + 3.450%), 05/16/2038	1,941,005	0.5
1,360,000	(1)	HGI CRE CLO 2021-FL1 B Ltd., 4.539%, (US0001M + 1.600%), 06/16/2036	1,311,114	0.3
2,100,000	(1)	HGI CRE CLO 2021-FL1 D Ltd., 5.289%, (US0001M + 2.350%), 06/16/2036	1,963,532	0.5
345,469	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	294,844	0.1
400,000		John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	376,236	0.1
950,000		John Deere Owner Trust 2022-B A4, 3.800%, 05/15/2029	918,607	0.2
1,300,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 4.090%, (US0003M + 1.380%), 01/20/2033	1,269,791	0.3
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 3.940%, (US0003M + 1.200%), 04/17/2033	967,570	0.3
600,000	(1)	LCM 26A A2 Ltd., 3.960%, (US0003M + 1.250%), 01/20/2031	570,359	0.1
500,000	(1)	Magnetite XXVI Ltd. 2020-26A A2R, 4.183%, (US0003M + 1.400%), 07/25/2034	475,650	0.1
1,500,000	(1)	Magnetite XXVII Ltd. 27A AR, 3.850%, (US0003M + 1.140%), 10/20/2034	1,436,660	0.4
720,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 3.990%, (US0003M + 1.280%), 01/20/2032	693,661	0.2
855,803	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	841,963	0.2
700,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 3.672%, (US0003M + 1.160%), 07/15/2034	671,614	0.2
350,000	(1)	OCP CLO 2021-22A A Ltd., 3.890%, (US0003M + 1.180%), 12/02/2034	334,174	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,100,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 3.712%, (US0003M + 1.200%), 07/15/2029	1,054,714	0.3
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.900%, (US0003M + 1.190%), 01/20/2031	391,493	0.1
1,000,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 3.860%, (US0003M + 1.150%), 10/20/2034	956,225	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.088%, (US0003M + 1.350%), 07/19/2030	380,594	0.1
2,000,000	(1)	OHA Credit Partners XVI 2021-16A A, 3.890%, (US0003M + 1.150%), 10/18/2034	1,921,368	0.5
1,600,000	(1)	OHA Loan Funding 2015-1A AR3 Ltd., 3.888%, (US0003M + 1.150%), 01/19/2037	1,535,360	0.4
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 3.810%, (US0003M + 1.100%), 07/20/2030	956,238	0.3
600,000	(1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	551,908	0.1
650,000	(1)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	630,450	0.2
23,081	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	23,043	0.0
800,000	(1)	Sound Point CLO XXIII 2019-2A AR, 3.682%, (US0003M + 1.170%), 07/15/2034	755,215	0.2
850,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 3.962%, (US0003M + 1.450%), 07/15/2030	811,986	0.2
1,850,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 3.870%, (US0003M + 1.160%), 07/20/2034	1,772,923	0.5
650,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	595,012	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 3.742%, (US0003M + 1.230%), 10/15/2031	240,887	0.1
500,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 3.612%, (US0003M + 1.100%), 07/15/2034	479,864	0.1
			46,160,837	12.2

		Student Loan Asset-Backed Securities: 0.9%
377,424	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	350,035	0.1
413,998	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	370,238	0.1
194,821	(1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	171,552	0.1
286,715	(1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	242,542	0.1
1,258,174	(1)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	1,213,503	0.3
536,169	(1)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	524,118	0.1
397,966	(1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	331,822	0.1
			3,203,810	0.9

	Total Asset-Backed Securities
	(Cost $69,381,483)		66,598,513	17.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
8,422		6.500%,10/01/2032	8,691	0.0
7,457		7.000%,10/01/2032	7,453	0.0

	Total U.S. Government Agency Obligations
	(Cost $16,211)		16,144	0.0

	Total Long-Term Investments
	(Cost $383,815,690)		368,679,726	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements: 2.1%
1,835,776	(4)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,836,236, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,872,492, due 07/01/50-09/01/52)	1,835,776	0.5

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,835,776	(4) Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,836,241, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,872,493, due 12/15/22-11/15/30)	1,835,776	0.5
507,370	(4) Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/22, 2.95%, due 10/03/22 (Repurchase Amount $507,493, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $517,518, due 10/15/23-09/30/29)	507,370	0.1
1,835,776	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,836,235, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,872,492, due 08/15/25-08/20/52)	1,835,776	0.5
1,835,776	(4) Truist Securities Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,836,236, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $1,872,493, due 12/31/22)	1,835,776	0.5

	Total Repurchase Agreements
	(Cost $7,850,474)	7,850,474	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
6,247,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $6,247,000)	6,247,000	1.6

	Total Short-Term Investments
	(Cost $14,097,474)	14,097,474	3.7

	Total Investments in Securities (Cost $397,913,164)	$382,777,200	101.5
	Liabilities in Excess of Other Assets	(5,746,058)	(1.5)
	Net Assets	$377,031,142	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$130,648,105	$–	$130,648,105
Collateralized Mortgage Obligations	–	21,957,947	–	21,957,947
Asset-Backed Securities	–	66,598,513	–	66,598,513
Commercial Mortgage-Backed Securities	–	29,404,346	–	29,404,346
U.S. Government Agency Obligations	–	16,144	–	16,144
U.S. Treasury Obligations	–	120,054,671	–	120,054,671
Short-Term Investments	6,247,000	7,850,474	–	14,097,474
Total Investments, at fair value	$6,247,000	$376,530,200	$–	$382,777,200
Other Financial Instruments+
Futures	760,581	–	–	760,581
Total Assets	$7,007,581	$376,530,200	$–	$383,537,781
Liabilities Table
Other Financial Instruments+
Futures	$(2,167,601)	$–	$–	$(2,167,601)
Total Liabilities	$(2,167,601)	$–	$–	$(2,167,601)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	673	12/30/22	$138,227,891	$(2,167,601)
			$138,227,891	$(2,167,601)
Short Contracts:
U.S. Treasury 5-Year Note	(222)	12/30/22	(23,866,734)	760,581
			$(23,866,734)	$760,581

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $397,714,808.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$832,717
Gross Unrealized Depreciation	(17,177,345)
Net Unrealized Depreciation	$(16,344,628)